Summary of Revenue from Related Party Transactions (Detail) (Abacus [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Abacus [Member]
Related Party Transaction [Line Items]
Revenue earned from Abacus	$ 91,998	$ 71,957	$ 52,073